Label	Element	Value
April 2011 12% Convertible Notes
Convertible Debt	us-gaap_ConvertibleDebt	$ 0
October and November 2009 10% Convertible Notes
Convertible Debt	us-gaap_ConvertibleDebt	0
September 2010 10 Percent Convertible Notes
Convertible Debt	us-gaap_ConvertibleDebt	0
September 2011 Convertible Notes
Convertible Debt	us-gaap_ConvertibleDebt	$ 0